Loans and advances to banks	12 Months Ended
Dec. 31, 2023
Loans and advances to banks [Abstract]
Loans and advances to banks	3 Loans and advances to banks

Loans and advances to banks
	Netherlands		Rest of the world		Total
in EUR million	2023	2022	2023	2022	2023	2022
Loans and advances to banks	9,453	23,463	7,286	11,679	16,739	35,141
Loan loss provisions	-11	-12	-18	-26	-30	-37
	9,441	23,451	7,268	11,653	16,709	35,104
Loans and advances mainly include balances of reverse repurchase transactions, term loans and cash collateral transactions. For more information on the balance of reverse repurchase transactions refer to
Note 4 'Financial assets at fair value through profit or loss' . Reference is made to Note 7 'Loans and advances to customers' for information on finance lease receivables included in Loans and advances to banks.
As at 31 December 2023 and at 31 December 2022, all loans and advances to banks are non-subordinated.